Share Capital	12 Months Ended
Jun. 30, 2020
Share capital [Abstract]
Share capital

Note 14. Share capital

	2020 Shares	2019 Shares	2018 Shares	2020 A$	2019 A$	2018 A$
Ordinary shares
Fully paid	178,279,566	163,215,706	142,778,206	62,426,991	60,289,875	58,237,314
	178,279,566	163,215,706	142,778,206	62,426,991	60,289,875	58,237,314

The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

(i)	Movements in ordinary shares:

Details	Number of shares	Total A$
Balance at 30 June 2017[3]	130,041,417	53,440,613
Issue at $0.19 on conversion of convertible notes (2017-07-28)	399,045	75,333
Issue at $0.16 in lieu of payment for services (2017-11-13)	875,000	197,653
Cancellation pursuant to annual general meeting (2017-11-24)	(2,000,000)	—
Issue at $0.39 pursuant to placement (2018-03-15)	13,162,744	5,161,585
Issue at $0.32 on exercise of IMRNW warrants (2018-03-15)	300,000	95,282
Less: Transaction costs arising on share issues	—	(733,152)
Balance at 30 June 2018[3]	142,778,206	58,237,314
Issue at $0.16 in lieu of payment for services (2018-11-22)[1]	437,500	93,678
Issue at US$0.10 pursuant to ADS public offering (2019-05-30)[2]	20,000,000	2,894,238
Reclassify exercised options from reserves to share capital	—	100
Transaction costs arising on representative warrants issued[3]	—	(110,400)
Less: Transaction costs arising on share issues	—	(825,055)
Balance at 30 June 2019[3]	163,215,706	60,289,875
Issue at US$0.10 pursuant to ADS public offering (2019-07-19)	13,565,200	1,926,186
Issue at A$0.16 in lieu of payment for services (2019-11-12)[1]	437,500	100,978
Exercise of NASDAQ Warrants (2020-06-23)	86,240	72
Exercise of representative warrants (2020-06-15, 2020-06-22)	974,920	540,062
Transaction costs arising on representative warrants issued[3]	—	(55,454)
Less: Transaction costs arising on share issues	—	(374,728)
Balance at 30 June 2020	178,279,566	62,426,991

Notes

1.	Mr Peter and Mr Stephen Anastasiou are directors and majority shareholders of Grandlodge Capital Pty Ltd (Grandlodge). Commencing 1 June 2013, Immuron Limited contracted Grandlodge on normal commercial terms and conditions to provide warehousing, distribution and invoicing services for Immuron Limited's products for A$70,000 per annum. These fees will be payable in new fully paid ordinary shares in Immuron Limited at a set price of A$0.16 per share, representing Immuron Limited's shares price at the commencement of the agreement. The above amount is the fair value of the equity instrument.

2.	On 30 May 2019, 500,000 American Depository Shares (ADS) were issued at US$4.00 each. Each ADS is equivalent to 40 ordinary shares, i.e. 20,000,000 at US$0.10 each (A$0.1447).

3.	The company revised the previous audited financial statements to reflect the correction of an immaterial error. See Note 1(a)(v) for additional information.

(ii)	Ordinary shares

Ordinary shares entitle the holder to participate in dividends, and to share in the proceeds of winding up the company in proportion to the number of and amounts paid on the shares held.

On a show of hands every holder of ordinary shares present at a meeting in person or by proxy, is entitled to one vote, and upon a poll each share is entitled to one vote.

Ordinary shares have no par value and the Company does not have a limited amount of authorized capital.

(iii)	Options

Information relating to options, including details of options issued, exercised and lapsed during the financial year and options outstanding at the end of the reporting period, is set out in notes 15 and 18.